Jul. 01, 2019
J.P. MORGAN MONEY MARKET FUNDS

JPMORGAN TRUST II

JPMorgan Municipal Money Market Fund

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 1, 2019

to the Summary Prospectuses and Prospectuses dated July 1, 2019

Removal of Non-Fundamental Investment Restriction: Effective August 1, 2019 (the “Effective Date”), each Fund will no longer be required to invest 100% of its net assets in Weekly Liquid Assets (as such term is defined under Rule 2a-7 under the Investment Company Act of 1940).

Changes to the Funds’ Main Investment Strategies: On the Effective Date, the following language will be removed from the “Risk/Return Summary — The Fund’s Main Investment Strategy” and the “More About the Funds — Additional Information About the Funds’ Investment Strategies” sections of each Fund’s prospectus:

The Fund has adopted a non-fundamental policy that, under normal circumstances, 100% of the securities that it purchases will qualify as weekly liquid assets (as defined under Rule 2a-7, which are generally high-quality, short-term securities) at the time of purchase.

Changes to the Funds’ Main Investment Risks: In addition, on the Effective Date, the “Risk/Return Summary — The Fund’s Main Investment Risks – Investments in Weekly Liquid Assets Risk” and the “More About the Funds — Investment Risks — Investments in Weekly Liquid Assets Risk” sections will be deleted from each Fund’s prospectus.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES

FOR FUTURE REFERENCE